Submission	Aug. 14, 2024
Submission [Line Items]
Central Index Key	0000915191
Registrant Name	FAIRFAX FINANCIAL HOLDINGS LTD/ CAN
Form Type	F-10
Submission Type	F-10
Fee Exhibit Type	EX-FILING FEES